UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST, INTERNATIONAL FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2004



[LOGO OF USAA]
   USAA(R)

                   USAA INTERNATIONAL Fund

                               [GRAPHIC OF USAA INTERNATIONAL FUND]

                   A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MAY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                        5

FINANCIAL INFORMATION

    Distributions to Shareholders                                14

    Report of Independent Registered Public Accounting Firm      15

    Portfolio of Investments                                     16

    Notes to Portfolio of Investments                            21

    Financial Statements                                         22

    Notes to Financial Statements                                25

DIRECTORS' AND OFFICERS' INFORMATION                             37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                       FIRST-QUARTER EARNINGS WERE STRONG . . .
[PHOTO OF CHRISTOPHER W. CLAUS]             SECOND-QUARTER EARNINGS SHOULD
                                                 CONTINUE TO IMPRESS.

                                                         "

--------------------------------------------------------------------------------

                 As I write to you in early June, the U.S. economy continues to improve. The country has seen job growth for nine consecutive months, including 248,000 new jobs created in May. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings should continue to impress.

                 Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

                 Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections - perhaps an expression of voters' optimism - no one knows quite what to expect this time around. On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. The Federal Reserve Board (the Fed) is expected to raise short-term interest rates, but we believe any rate increases in the near future

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

                 Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

                 Regardless of what occurs in the coming months, we remain committed to helping you achieve your investment goals. Our market-tested portfolio management team will continue to provide you with a range of resources, including quality service and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

--------------------------------------------------------------------------------
                                   5/31/04                           5/31/03
--------------------------------------------------------------------------------
Net Assets                     $479.5 Million                    $347.5 Million
Net Asset Value Per Share          $20.45                            $16.15

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/04
--------------------------------------------------------------------------------
1 YEAR                       5 YEARS                           10 YEARS
27.65%                        3.44%                              6.02%


                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                         CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA
                INTERNATIONAL   LIPPER INTERNATIONAL   LIPPER INTERNATIONAL   MSCI-EAFE
                     FUND          FUNDS INDEX            FUNDS AVERAGE         INDEX
                -------------   --------------------   --------------------   ---------
 5/31/1994         $10,000            $10,000                $10,000           $10,000
 6/30/1994           9,908              9,842                  9,864            10,141
 7/31/1994          10,149             10,146                 10,154            10,239
 8/31/1994          10,618             10,496                 10,455            10,481
 9/30/1994          10,560             10,226                 10,190            10,151
10/31/1994          10,682             10,408                 10,395            10,489
11/30/1994          10,223              9,922                  9,916             9,985
12/31/1994          10,106              9,790                  9,827            10,048
 1/31/1995           9,418              9,304                  9,378             9,662
 2/28/1995           9,320              9,302                  9,418             9,634
 3/31/1995           9,580              9,547                  9,712            10,235
 4/30/1995           9,983              9,897                 10,035            10,620
 5/31/1995          10,249              9,995                 10,151            10,493
 6/30/1995          10,327             10,033                 10,184            10,309
 7/31/1995          10,857             10,584                 10,732            10,951
 8/31/1995          10,603             10,406                 10,511            10,533
 9/30/1995          10,727             10,580                 10,695            10,739
10/31/1995          10,525             10,359                 10,499            10,450
11/30/1995          10,610             10,468                 10,614            10,741
12/31/1995          10,944             10,771                 10,919            11,174
 1/31/1996          11,305             11,026                 11,150            11,220
 2/29/1996          11,502             11,073                 11,211            11,257
 3/31/1996          11,711             11,246                 11,402            11,497
 4/30/1996          12,229             11,612                 11,762            11,831
 5/31/1996          12,269             11,599                 11,743            11,613
 6/30/1996          12,354             11,705                 11,825            11,678
 7/31/1996          11,763             11,310                 11,407            11,337
 8/31/1996          12,118             11,458                 11,568            11,362
 9/30/1996          12,339             11,714                 11,827            11,664
10/31/1996          12,292             11,667                 11,779            11,544
11/30/1996          12,949             12,216                 12,317            12,004
12/31/1996          13,040             12,325                 12,382            11,849
 1/31/1997          13,455             12,341                 12,361            11,435
 2/28/1997          13,523             12,564                 12,527            11,622
 3/31/1997          13,543             12,630                 12,557            11,664
 4/30/1997          13,632             12,685                 12,596            11,726
 5/31/1997          14,320             13,401                 13,359            12,489
 6/30/1997          15,048             14,044                 13,991            13,177
 7/31/1997          15,528             14,495                 14,411            13,391
 8/31/1997          14,699             13,450                 13,388            12,391
 9/30/1997          15,669             14,313                 14,234            13,085
10/31/1997          14,586             13,227                 13,179            12,079
11/30/1997          14,108             13,116                 13,079            11,956
12/31/1997          14,218             13,219                 13,201            12,060
 1/31/1998          14,218             13,538                 13,533            12,612
 2/28/1998          15,150             14,398                 14,430            13,421
 3/31/1998          16,089             15,180                 15,170            13,834
 4/30/1998          16,466             15,413                 15,401            13,944
 5/31/1998          16,222             15,444                 15,434            13,876
 6/30/1998          15,860             15,309                 15,319            13,981
 7/31/1998          15,783             15,543                 15,535            14,123
 8/31/1998          13,111             13,307                 13,314            12,373
 9/30/1998          12,652             12,893                 12,867            11,994
10/31/1998          13,823             13,841                 13,832            13,244
11/30/1998          14,221             14,535                 14,550            13,922
12/31/1998          14,780             14,892                 14,994            14,472
 1/31/1999          14,987             14,983                 15,141            14,429
 2/28/1999          14,451             14,597                 14,753            14,085
 3/31/1999          14,765             15,083                 15,263            14,673
 4/30/1999          15,561             15,786                 15,974            15,268
 5/31/1999          15,147             15,199                 15,322            14,481
 6/30/1999          15,737             15,920                 16,099            15,046
 7/31/1999          16,300             16,276                 16,497            15,493
 8/31/1999          16,472             16,404                 16,649            15,550
 9/30/1999          16,472             16,457                 16,704            15,706
10/31/1999          16,611             17,031                 17,327            16,294
11/30/1999          17,560             18,281                 18,548            16,861
12/31/1999          19,014             20,527                 20,767            18,374
 1/31/2000          18,268             19,325                 19,629            17,206
 2/29/2000          18,998             20,600                 20,833            17,670
 3/31/2000          19,492             20,653                 20,938            18,355
 4/30/2000          18,544             19,343                 19,613            17,389
 5/31/2000          18,065             18,812                 19,021            16,964
 6/30/2000          18,957             19,683                 19,845            17,627
 7/31/2000          18,315             19,045                 19,183            16,888
 8/31/2000          18,597             19,367                 19,492            17,035
 9/30/2000          17,632             18,238                 18,384            16,206
10/31/2000          16,906             17,619                 17,754            15,823
11/30/2000          16,214             16,875                 17,036            15,229
12/31/2000          16,957             17,505                 17,678            15,771
 1/31/2001          17,239             17,608                 17,766            15,763
 2/28/2001          16,018             16,373                 16,494            14,581
 3/31/2001          14,865             15,222                 15,280            13,609
 4/30/2001          16,009             16,148                 16,277            14,555
 5/31/2001          15,565             15,756                 15,851            14,041
 6/30/2001          15,010             15,311                 15,307            13,467
 7/31/2001          14,917             14,913                 14,916            13,222
 8/31/2001          14,789             14,614                 14,547            12,887
 9/30/2001          13,243             13,022                 13,001            11,581
10/31/2001          13,593             13,375                 13,323            11,878
11/30/2001          14,131             13,874                 13,834            12,316
12/31/2001          14,486             14,122                 14,034            12,389
 1/31/2002          13,985             13,552                 13,448            11,731
 2/28/2002          14,244             13,742                 13,535            11,813
 3/31/2002          15,021             14,468                 14,243            12,509
 4/30/2002          15,073             14,570                 14,305            12,535
 5/31/2002          15,219             14,778                 14,472            12,693
 6/30/2002          14,736             14,195                 13,909            12,188
 7/31/2002          13,243             12,778                 12,534            10,985
 8/31/2002          13,320             12,788                 12,505            10,960
 9/30/2002          12,327             11,411                 11,193             9,783
10/31/2002          13,061             12,003                 11,724            10,309
11/30/2002          13,303             12,571                 12,235            10,777
12/31/2002          13,171             12,169                 11,836            10,414
 1/31/2003          12,614             11,723                 11,375             9,979
 2/28/2003          12,309             11,376                 11,110             9,750
 3/31/2003          12,196             11,098                 10,883             9,559
 4/30/2003          13,362             12,196                 11,876            10,496
 5/31/2003          14,050             12,980                 12,587            11,132
 6/30/2003          14,250             13,286                 12,864            11,401
 7/31/2003          14,398             13,659                 13,173            11,677
 8/31/2003          14,564             14,053                 13,503            11,959
 9/30/2003          14,938             14,335                 13,778            12,327
10/31/2003          15,643             15,190                 14,601            13,096
11/30/2003          16,157             15,495                 14,894            13,387
12/31/2003          17,373             16,549                 15,950            14,433
 1/31/2004          17,645             16,905                 16,224            14,637
 2/29/2004          18,127             17,291                 16,575            14,975
 3/31/2004          18,004             17,376                 16,625            15,059
 4/30/2004          17,785             16,858                 16,129            14,718
 5/31/2004          17,934             16,848                 16,142            14,749

                                    [END CHART]

                 DATA FROM 5/31/94 THROUGH 5/31/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

                 o The Lipper International Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

                 o The Lipper International Funds Average, an average
                   performance level of all international funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Morgan Stanley Capital International Europe, Australia
                   and Far East (MSCI-EAFE) Index, an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM                            MARCUS L. SMITH
         MFS Investment Management                   MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA International Fund had a total return of 27.65% for the year ended May 31, 2004. This compares to a return of 28.54% for the Lipper International Funds Average, 29.80% for the Lipper International Funds Index, and 32.50% for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index for the period.

                                           * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 4 STARS IN THE FOREIGN LARGE BLEND FUNDS CATEGORY
                     (377 FUNDS IN CATEGORY) AS OF MAY 31, 2004. THE OVERALL
                     MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the foreign large blend funds, the USAA International Fund received a Morningstar Rating of 5 stars for the three-year period among 377 funds and 4 stars for the five- and 10-year periods among 282 and 79 funds, respectively, through May 31, 2004. Ratings are based on risk-adjusted returns.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       [LOGO OF LIPPER LEADER    [LOGO OF LIPPER LEADER
                          CONSISTENT RETURN]          PRESERVATION]

                 The Fund is listed as a Lipper Leader for Consistent Return and Preservation of 670 funds and 7,310 funds, respectively, within the Lipper International Funds category for the overall period ending May 31, 2004.

HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT?

                 Through the end of 2003, lower-quality stocks with a high degree of leverage to the global economic recovery led the market higher, causing the Fund--with its focus on higher-quality companies--to lag. As the period progressed, investors focused increasingly on individual company fundamentals, and this shift helped the Fund outperform the MSCI-EAFE Index in the second half of the reporting year.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MAY 31, 2004. THE USAA INTERNATIONAL FUND IN LIPPER'S INTERNATIONAL FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 670 FUNDS AND 484 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 4 FOR THE 10-YEAR PERIOD AMONG 112 FUNDS. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF MAY 31, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 7,310 FUNDS AND 5,007 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 FOR THE 10-YEAR PERIOD AMONG 1,526 FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW WAS THE FUND'S STOCK SELECTION?

                 Overall, our stock selection contributed positively to performance, while our sector allocations were slightly negative. The biggest positive contributor to performance was stock selection within the financial services sector. Specifically, we owned two banks that benefited from their exposure to Eastern Europe - Erste Bank (Austria) and OTP Bank Ltd. GDR (Hungary). Also contributing positively were banking institution Depfa Bank plc (Ireland) and insurer QBE Insurance Group Ltd. (Australia). Our stock selection in the retail sector also helped performance, because Esprit Holdings Ltd. (Hong Kong) was up more than 100%. Retailer Next plc (U.K.) also recorded a big gain. The fact that we did not own Royal Dutch/Shell (U.K.) boosted performance, relatively speaking, because the large index holding suffered from several downward restatements of its oil reserves.

                 Our stock selection in utilities and communications was a primary detractor. We owned BCE, Inc. (Canada), a telecommunications company not in the MSCI-EAFE Index that was relatively weak during the period due to regulatory and competitive concerns. We continued to hold the stock, however, because we believe its price fully reflected these concerns. Other holdings that detracted from performance in the sector were Brasil Telecom Participacoes S.A. ADR and France Telecom S.A. In the basic materials sector, one of our top holdings, L'Air Liquide S.A. (France), lagged other stocks in its group. Although the company continues to deliver solid earnings growth, it was less interesting to investors who were focused on companies with more cyclical exposure in the sector. We continue to like L'Air Liquide S.A. as a long-term investment.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

                 FRANCE TELECOM S.A. WAS SOLD OUT OF THE FUND PRIOR TO MAY 31, 2004.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW WAS THE FUND POSITIONED AT THE END OF THE PERIOD?

                 On a sector level, our biggest overweight position was in leisure, primarily through media companies. Our biggest underweight position was in financial services. By country, we ended the reporting year underweight in Japan and Great Britain and just slightly overweight in continental Europe. We also had holdings in Canada and Latin America, areas not represented in the MSCI-EAFE Index. Overall, we believe that valuations are reasonable because, while we expect interest rates to increase, corporate profits appear solid for the rest of 2004 and into 2005. We appreciate your trust and will continue to work hard on your behalf.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
             TOP 10 INDUSTRIES
             (% OF NET ASSETS)
--------------------------------------------

Pharmaceuticals                         9.0%

Diversified Banks                       7.3%

Integrated Telecommunication Services   6.1%

Regional Banks                          4.4%

Apparel Retail                          4.3%

Broadcasting & Cable TV                 3.8%

Electrical Components & Equipment       3.4%

Multi-Line Insurance                    3.4%

Automobile Manufacturers                3.3%

Household Products                      3.3%
--------------------------------------------

--------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% OF NET ASSETS)
--------------------------------------------

Reckitt Benckiser plc                   3.3%

Vodafone Group plc                      2.6%

L'Air Liquide S.A.                      2.5%

AXA S.A.                                2.4%

Roche Holdings AG                       2.2%

Canon, Inc.                             2.1%

News Corp. Ltd.                         2.1%

Hennes & Mauritz AB "B"                 2.0%

Schneider Electric S.A.                 2.0%

Total S.A. ADR                          2.0%
--------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         ASSET ALLOCATION
                             5/31/04

              [PIE CHART OF ASSET ALLOCATION]

Other*                                              20.4%
United Kingdom                                      19.4%
France                                              15.2%
Japan                                               15.1%
United States                                       12.6%
Switzerland                                          9.7%
Sweden                                               6.3%
Spain                                                3.7%
Australia                                            3.7%
Canada                                               3.1%

                       [END PIE CHART]

                *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO AND
                 MONEY MARKET INSTRUMENTS.

                PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS (unaudited)

USAA INTERNATIONAL FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year by the Fund are $10,300,000 and $1,196,000, respectively.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $1,125,000, as a distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

     USAA INTERNATIONAL FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA International Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA International Fund as of May 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 9, 2004

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
MAY 31, 2004

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             STOCKS (96.6%)

             AUSTRALIA (3.7%)
1,095,269    News Corp. Ltd. (Movies & Entertainment)                             $ 10,052
  872,252    QBE Insurance Group Ltd. (Property & Casualty Insurance)                7,788
                                                                                  --------
                                                                                    17,840
                                                                                  --------
             AUSTRIA (1.6%)
   50,200    Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)         7,758
                                                                                  --------
             BRAZIL (2.1%)
  130,500    Brasil Telecom Participacoes S.A. ADR (Preferred)
               (Integrated Telecommunication Services)                               3,760
  126,400    Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)            6,408
                                                                                  --------
                                                                                    10,168
                                                                                  --------
             CANADA (3.1%)
  230,770    BCE, Inc. (Integrated Telecommunication Services)                       4,590
  130,391    Canadian National Railway Co. (Railroads)                               5,148
  135,220    Encana Corp. (Integrated Oil & Gas)                                     5,293
                                                                                  --------
                                                                                    15,031
                                                                                  --------
             CAYMAN ISLANDS (0.1%)
1,803,000    Semiconductor Manufacturing International Corp. (Semiconductors)*         449
                                                                                  --------
             FRANCE (15.2%)
  567,100    AXA S.A. (Multi-Line Insurance)                                        11,639
  268,800    Credit Agricole S.A. (Regional Banks)(a)                                6,610
   69,140    L'Air Liquide S.A. (Industrial Gases)                                  12,129
   71,600    L'Oreal S.A. (Personal Products)                                        5,559
  103,420    Sanofi-Synthelabo S.A. (Pharmaceuticals)(a)                             6,835
  142,254    Schneider Electric S.A. (Electrical Components & Equipment)(a)          9,576
  118,107    Societe Television Francaise 1 (Broadcasting & Cable TV)(a)             3,669
  102,833    Total S.A. ADR (Integrated Oil & Gas)                                   9,675
  266,100    Veolia Environnement (Multi-Utilities & Unregulated Power)(a)           7,119
                                                                                  --------
                                                                                    72,811
                                                                                  --------
             GERMANY (2.6%)
  168,250    Bayerische Motoren Werke AG (Automobile Manufacturers)                  7,132
   93,700    Schering AG (Pharmaceuticals)                                           5,111
                                                                                  --------
                                                                                    12,243
                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HONG KONG (2.1%)
8,877,500    CNOOC Ltd. (Oil & Gas Exploration & Production)                      $  3,816
1,437,000    Esprit Holdings Ltd. (Apparel Retail)                                   6,305
                                                                                  --------
                                                                                    10,121
                                                                                  --------
             HUNGARY (1.4%)
  160,400    OTP Bank Ltd. GDR (Regional Banks)*                                     6,487
                                                                                  --------
             IRELAND (2.3%)
  517,100    Depfa Bank plc (Specialized Finance)                                    7,738
  222,080    Irish Life & Permanent plc (Other Diversified Financial Services)       3,378
                                                                                  --------
                                                                                    11,116
                                                                                  --------
             ITALY (1.0%)
  267,800    RAS S.p.A. (Multi-Line Insurance)                                       4,806
                                                                                  --------
             JAPAN (15.1%)
  283,000    Bridgestone Corp. (Tires & Rubber)                                      4,738
  204,000    Canon, Inc. (Electronic Equipment Manufacturers)                       10,088
  426,400    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                        6,481
  421,000    Citizen Watch Co. (Apparel, Accessories, & Luxury Goods)                4,416
    1,264    KDDI Corp. (Integrated Telecommunication Services)                      7,386
  114,400    Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)       6,613
  164,400    Seiko Epson Corp. (Office Electronics)                                  5,654
  432,000    Sekisui Chemical Co. Ltd. (Homebuilding)                                3,191
  112,000    Shinsei Bank (Diversified Banks)                                          758
  170,300    Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)               3,035
1,929,000    Tokyo Gas Co. Ltd. (Gas Utilities)                                      6,809
  235,000    Toyota Motor Corp. (Automobile Manufacturers)                           8,530
  310,100    Yamaha Corp. (Consumer Electronics)                                     4,710
                                                                                  --------
                                                                                    72,409
                                                                                  --------
             KOREA (2.3%)
   13,020    Samsung Electronics Co. Ltd. (Semiconductors)                           5,814
   46,410    Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                   5,121
                                                                                  --------
                                                                                    10,935
                                                                                  --------
             MEXICO (0.9%)
  105,400    Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)               4,454
                                                                                  --------
             NETHERLANDS (1.1%)
  376,680    Reed Elsevier N.V. (Publishing)                                         5,260
                                                                                  --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             NORWAY (0.2%)
  178,300    DNB Holdings ASA (Diversified Banks)                                 $  1,130
                                                                                  --------
             SINGAPORE (2.3%)
  447,000    DBS Group Holdings Ltd. (Diversified Banks)                             3,710
4,046,000    Singapore Telecommunications Ltd. (Integrated
               Telecommunication Services)                                           5,216
  269,000    United Overseas Bank Ltd. (Diversified Banks)                           2,058
                                                                                  --------
                                                                                    10,984
                                                                                  --------
             SPAIN (3.7%)
  356,800    Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                4,725
  234,240    Iberdrola S.A. (Electric Utilities)                                     4,727
  556,011    Telefonica S.A. (Integrated Telecommunication Services)(a)              8,069
   10,643    Telefonica S.A. ADR (Integrated Telecommunication Services)               465
                                                                                  --------
                                                                                    17,986
                                                                                  --------
             SWEDEN (6.3%)
  173,300    Atlas Copco AB "A" (Industrial Machinery)                               6,397
2,652,700    Ericsson LM "B" (Communications Equipment)*                             7,407
  388,000    Hennes & Mauritz AB "B" (Apparel Retail)(a)                             9,609
  207,000    Sandvik AB (Industrial Machinery)                                       7,030
                                                                                  --------
                                                                                    30,443
                                                                                  --------
             SWITZERLAND (9.7%)
  207,000    Credit Suisse Group (Diversified Banks)*                                7,110
   17,995    Nestle S.A. (Packaged Foods & Meat)                                     4,681
  123,700    Novartis AG (Pharmaceuticals)                                           5,547
   99,100    Roche Holdings AG (Pharmaceuticals)                                    10,437
   11,100    Straumann AG (Health Care Supplies)                                     2,294
   41,222    Syngenta AG (Specialty Chemicals)*                                      3,277
   35,400    Synthes, Inc. (Health Care Equipment)                                   4,166
  123,580    UBS AG (Diversified Banks)                                              8,865
                                                                                  --------
                                                                                    46,377
                                                                                  --------
             TAIWAN (0.4%)
1,420,000    Compal Electronics, Inc. (Computer Hardware)                            1,747
                                                                                  --------
             UNITED KINGDOM (19.4%)
1,178,400    Amvescap plc (Investment Banking & Brokerage)                           7,899
  187,200    AstraZeneca plc (Pharmaceuticals)                                       8,718
  309,800    BG Group plc (Oil & Gas Exploration & Production)                       1,885

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
  206,630    BOC Group plc (Diversified Chemicals)                                $  3,371
  619,420    British Sky Broadcasting Group plc (Broadcasting & Cable TV)            6,965
   84,670    Capital Radio plc (Broadcasting & Cable TV)                               705
  547,840    Diageo plc (Distillers & Vintners)                                      7,270
    5,900    GlaxoSmithKline plc ADR (Pharmaceuticals)                                 251
1,577,958    Kingfisher plc (Home Improvement Retail)                                8,271
  185,780    Next plc (Apparel Retail)                                               4,719
  589,960    Reckitt Benckiser plc (Household Products)                             15,981
  227,375    Royal Bank Scotland Group plc (Diversified Banks)                       6,864
5,203,750    Vodafone Group plc (Wireless Telecommunication Services)               12,232
  775,000    William Hill plc (Casinos & Gaming)                                     7,684
                                                                                  --------
                                                                                    92,815
                                                                                  --------
             Total stocks (cost: $382,839)                                         463,370
                                                                                  --------

             MONEY MARKET INSTRUMENTS (12.6%)

             MONEY MARKET FUNDS (1.3%)
  577,309    AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.01%(b,c)         577
5,848,438    Merrill Lynch Premier Institutional Fund, 0.99%(b,c)                    5,849
                                                                                  --------
                                                                                     6,426
                                                                                  --------

PRINCIPAL
   AMOUNT
    (000)
---------
             U.S. GOVERNMENT (2.7%)
  $12,971    Federal Home Loan Bank(f), 0.81%, 6/01/2004                            12,971
                                                                                  --------
             REPURCHASE AGREEMENTS (8.6%)
    6,500    Banc One Capital Markets, Inc., 1.02%, acquired on 5/28/2004 and due 6/01/2004 at $6,500 (collateralized by $6,640 of Fannie
               Mae Notes(f), 0.99%, due 9/6/2005; market value $6,634)(b,d)          6,500
    7,000    Bear Stearns & Co., Inc., 1.00%, acquired on 5/28/2004 and due 6/01/2004 at $7,000 (collateralized by $7,260 of Freddie
               Mac Notes(f), 6.00%, due 8/27/2018; market value $7,404)(b,d)         7,000
    7,000    CS First Boston LLC, 1.03%, acquired on 5/28/2004 and due
               6/01/2004 at $7,000 (collateralized by $23,720 of U.S.
               Treasury STRIPS, 5.75%(e), due 8/15/2025; market value $7,140)(b,d)   7,000

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

PRINCIPAL                                                                           MARKET
   AMOUNT                                                                            VALUE
    (000)    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
   $6,500    Deutsche Bank Securities, Inc., 1.00%, acquired on 5/28/2004 and due 6/01/2004 at $6,500 (collateralized by $6,514 of
               Freddie Mac Notes(f), 2.05%, due 7/15/2031; market value
               $6,630)(b,d)                                                       $  6,500
    7,000    Lehman Brothers, Inc., 1.01%, acquired on 5/28/2004 and due
               6/01/2004 at $7,000 (collateralized by $2,305 of FICO STRIPS,
               5.80%(e), due 11/30/2017; market value $1,072 and $6,080 of
               Freddie Mac Notes(f), 1.62%, due 6/6/2008; market value
               $6,068)(b,d)                                                          7,000
    7,000    Morgan Stanley & Co., Inc., 1.01%, acquired on 5/28/2004 and due
               6/01/2004 at $7,000 (collateralized by $7,225 of Fannie Mae
               Discount Notes(f), due 2/04/2005; market value $7,140)(b,d)           7,000
                                                                                  --------
                                                                                    41,000
                                                                                  --------
             Total money market instruments (cost: $60,397)                         60,397
                                                                                  --------

             TOTAL INVESTMENTS (COST: $443,236)                                   $523,767
                                                                                  ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
MAY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) The security or a portion thereof was out on loan as of May 31, 2004.

          (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (c) Rate represents the money market fund annualized seven-day yield at May 31, 2004.

          (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (f) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

            * Non-income-producing security for the year ended May 31, 2004.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND
MAY 31, 2004

ASSETS
  Investments in securities, at market value (including securities on loan
     of $45,036) (identified cost of $443,236)                                 $523,767
  Cash                                                                              122
  Cash denominated in foreign currencies (identified cost of $1,227)              1,240
  Receivables:
     Capital shares sold                                                            175
     USAA Transfer Agency Company                                                     2
     Dividends and interest                                                       1,856
     Securities sold                                                                251
     Other                                                                          136
                                                                               --------
          Total assets                                                          527,549
                                                                               --------
LIABILITIES
  Payables:
     Upon return of securities loaned                                            47,426
     Securities purchased                                                            65
     Capital shares redeemed                                                        154
  Unrealized depreciation on foreign currency contracts held, at value                1
  Accrued management fees                                                           322
  Accrued transfer agent's fees                                                       9
  Other accrued expenses and payables                                                95
                                                                               --------
          Total liabilities                                                      48,072
                                                                               --------
               Net assets applicable to capital shares outstanding             $479,477
                                                                               ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $369,671
  Accumulated undistributed net investment income                                 3,546
  Accumulated net realized gain on investments                                   25,681
  Net unrealized appreciation of investments                                     80,531
  Net unrealized appreciation on foreign currency translations                       48
                                                                               --------
               Net assets applicable to capital shares outstanding             $479,477
                                                                               ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                23,446
                                                                               ========
  Net asset value, redemption price, and offering price per share              $  20.45
                                                                               ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND
YEAR ENDED MAY 31, 2004

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,196)       $ 8,801
  Interest                                                       93
  Securities lending                                            219
                                                            -------
     Total income                                             9,113
                                                            -------
EXPENSES
  Management fees                                             3,236
  Administrative and servicing fees                             619
  Transfer agent's fees                                         931
  Custody and accounting fees                                   364
  Postage                                                        78
  Shareholder reporting fees                                     37
  Trustees' fees                                                  6
  Registration fees                                              62
  Professional fees                                              47
  Other                                                          12
                                                            -------
     Total expenses                                           5,392
  Expenses paid indirectly                                      (43)
                                                            -------
     Net expenses                                             5,349
                                                            -------
NET INVESTMENT INCOME                                         3,764
                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain (loss) on:
     Investments                                             37,376
     Foreign currency transactions                             (153)
  Change in net unrealized appreciation/depreciation of:
     Investments                                             55,707
     Foreign currency translations                              (33)
                                                            -------
           Net realized and unrealized gain                  92,897
                                                            -------
  Increase in net assets resulting from operations          $96,661
                                                            =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND
YEARS ENDED MAY 31,

                                                                 2004             2003
                                                            --------------------------
FROM OPERATIONS
  Net investment income                                     $   3,764        $   2,570
  Net realized gain on investments                             37,376            7,960
  Net realized loss on foreign currency transactions             (153)            (260)
  Change in net unrealized appreciation/depreciation of:
     Investments                                               55,707          (39,257)
     Foreign currency translations                                (33)              25
                                                            --------------------------
     Increase (decrease) in net assets resulting
         from operations                                       96,661          (28,962)
                                                            --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (2,281)          (2,667)
  Net realized gains                                           (1,058)               -
                                                            --------------------------
     Distributions to shareholders                             (3,339)          (2,667)
                                                            --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   167,465          180,895
  Reinvested dividends                                          3,186            2,536
  Cost of shares redeemed                                    (132,039)        (186,718)
                                                            --------------------------
     Increase (decrease) in net assets from capital
         share transactions                                    38,612           (3,287)
                                                            --------------------------
  Net increase (decrease) in net assets                       131,934          (34,916)

NET ASSETS
     Beginning of period                                      347,543          382,459
                                                            --------------------------
     End of period                                          $ 479,477        $ 347,543
                                                            ==========================
  Accumulated undistributed net investment income:
     End of period                                          $   3,546        $   2,211
                                                            ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   9,100           12,111
  Shares issued for dividends reinvested                          164              169
  Shares redeemed                                              (7,344)         (12,443)
                                                            --------------------------
     Increase (decrease) in shares outstanding                  1,920             (163)
                                                            ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERNATIONAL FUND
MAY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA International Fund (the Fund). The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

                  Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

               4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               5. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

               Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $43,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

               general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

          fees are allocated among the funds based on their respective average net assets for the period. For the year ended May 31, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the year ended May 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book- and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $1,125,000, decrease accumulated undistributed net investment income by $148,000, and decrease accumulated net realized gain on investments by $977,000. This includes differences in the accounting for foreign currency gains and losses, other security transactions, and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended May 31, 2004, and 2003, was as follows:

                                                       2004              2003
                                                    ----------------------------
          Ordinary income*                          $2,281,000        $2,667,000
          Long-term realized capital gains           2,183,000                 -

          *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          For the fiscal year ended May 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

          distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $2,281,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

          As of May 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                             $ 9,060,000
          Undistributed long-term capital gains                      21,052,000
          Accumulated capital and other losses                         (134,000)
          Unrealized appreciation of investments                     79,780,000
          Unrealized appreciation on foreign currency translations       49,000

          The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2004, the Fund utilized capital loss carryovers of $7,723,000 to offset capital gains. At May 31, 2004, the Fund had a current post-October currency loss of $134,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended May 31, 2004, were $269,936,000 and $235,395,000, respectively.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

          The cost of securities at May 31, 2004, for federal income tax purposes, was $443,987,000.

          Gross unrealized appreciation and depreciation of investments as of May 31, 2004, for federal income tax purposes, were $85,957,000 and $6,177,000, respectively, resulting in net unrealized appreciation of $79,780,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At May 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):


                               FOREIGN CURRENCY CONTRACTS TO BUY
-----------------------------------------------------------------------------------------------
                                              U.S. DOLLAR                          UNREALIZED
EXCHANGE               CONTRACTS TO           VALUE AS OF       IN EXCHANGE       APPRECIATION
  DATE                    RECEIVE              5/31/2004      FOR U.S. DOLLAR    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
6/01/2004                 7,204                  $65               $65                $-
                       Japanese Yen
-----------------------------------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

                               FOREIGN CURRENCY CONTRACTS TO SELL
-----------------------------------------------------------------------------------------------
                                              U.S. DOLLAR                          UNREALIZED
EXCHANGE                 CONTRACTS TO         VALUE AS OF       IN EXCHANGE       APPRECIATION
  DATE                     DELIVER             5/31/2004      FOR U.S. DOLLAR    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
6/01/2004                   540                  $395              $395                $ -
                       Canadian Dollar
6/01/2004                    20                    37                37                  -
                       Pound Sterling
6/01/2004                   815                   121               120                 (1)
                       Norwegian Krone
6/03/2004                   621                    92                92                  -
                       Norwegian Krone
-----------------------------------------------------------------------------------------------
                                                 $645              $644                $(1)
-----------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2004, the Fund loaned securities having a fair market value of approximately $45,036,000 and received cash collateral of $47,426,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's
               investment policies and provides portfolio management oversight

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

               of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%

+/- 4.01% to 7.00%                        +/- 0.05%

+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

               For the year ended May 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $3,236,000, which included a performance adjustment of $142,000 that increased the base management fee of 0.75% by 0.03%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management
               (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

            C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $619,000.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
               USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $931,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $2,000 at May 31, 2004.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2004

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MAY 31,
                                              -------------------------------------------------------------------------
                                                  2004            2003            2002            2001             2000
                                              -------------------------------------------------------------------------
Net asset value at beginning of period        $  16.15        $  17.63        $  18.23        $  22.28         $  19.79
                                              -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           .15             .11             .14             .16              .11
   Net realized and unrealized gain (loss)        4.30           (1.46)           (.56)          (3.01)            3.70
                                              -------------------------------------------------------------------------
Total from investment operations                  4.45           (1.35)           (.42)          (2.85)            3.81
                                              -------------------------------------------------------------------------
Less distributions:
   From net investment income                     (.10)           (.13)           (.18)           (.11)            (.18)
   From realized capital gains                    (.05)              -               -           (1.09)           (1.14)
                                              -------------------------------------------------------------------------
   Total distributions                            (.15)           (.13)           (.18)          (1.20)           (1.32)
                                              -------------------------------------------------------------------------
Net asset value at end of period              $  20.45        $  16.15        $  17.63        $  18.23         $  22.28
                                              =========================================================================
Total return (%)*                                27.63           (7.63)          (2.22)         (13.84)           19.26
Net assets at end of period (000)             $479,477        $347,543        $382,459        $419,236         $533,305
Ratio of expenses to average
   net assets (%)**                               1.31(a)         1.42(a)         1.32(a)         1.14(a)          1.11
Ratio of net investment income to average
   net assets (%)**                                .91             .79             .78             .84              .73
Portfolio turnover (%)                           58.70          148.14           35.63           32.75            39.75

 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
   Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
** For the year ended May 31, 2004, average net assets were $413,042,000.
(a)Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                  (.01%)          (.01%)             -               -              N/A

D I R E C T O R S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of May 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

                * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                  DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                   ROBERT G. DAVIS (2)
                   Director and Chairman of the Board of Directors
                   Born: November 1946
                   Year of Election or Appointment: 1996

                   Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc.
                   (FAI).

                   CHRISTOPHER W. CLAUS (2,4)
                   Director, President, and Vice Chairman of the Board of Directors
                   Born: December 1960
                   Year of Election or Appointment: 2001

                   President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                BARBARA B. DREEBEN (3,4,5,6)
                Director
                Born: June 1945
                Year of Election or Appointment: 1994

                President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                ROBERT L. MASON, PH.D. (3,4,5,6)
                Director
                Born: July 1946
                Year of Election or Appointment: 1997

                Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                MICHAEL F. REIMHERR (3,4,5,6)
                Director
                Born: August 1945
                Year of Election or Appointment: 2000

                President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                LAURA T. STARKS, PH.D. (3,4,5,6)
                Director
                Born: February 1950
                Year of Election or Appointment: 2000

                Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present).
                Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                RICHARD A. ZUCKER (2,3,4,5,6)
                Director
                Born: July 1943
                Year of Election or Appointment: 1992

                Vice President, Beldon Roofing Company (7/85-present).
                Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                (2) MEMBER OF EXECUTIVE COMMITTEE

                (3) MEMBER OF AUDIT COMMITTEE

                (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                    USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                CLIFFORD A. GLADSON
                Vice President
                Born: November 1950
                Year of Appointment: 2002

                Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                STUART WESTER
                Vice President
                Born: June 1947
                Year of Appointment: 2002

                Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                MARK S. HOWARD
                Secretary
                Born: October 1963
                Year of Appointment: 2002

                Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                DAVID M. HOLMES
                Treasurer
                Born: June 1960
                Year of Appointment: 2001

                Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                EILEEN M. SMILEY
                Assistant Secretary
                Born: November 1959
                Year of Appointment: 2003

                Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                ROBERTO GALINDO, JR.
                Assistant Treasurer
                Born: November 1960
                Year of Appointment: 2000

                Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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44

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

              TRUSTEES    Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

        ADMINISTRATOR,    USAA Investment Management Company
   INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER,    San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT    USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

             CUSTODIAN    State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

           INDEPENDENT    Ernst & Young LLP
     REGISTERED PUBLIC    100 West Houston St., Suite 1900
       ACCOUNTING FIRM    San Antonio, Texas 78205

             TELEPHONE    Call toll free - Central time
      ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT    For account servicing, exchanges,
          MUTUAL FUNDS    or redemptions
                          1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL    24-hour service (from any phone)
     FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND    (from touch-tone phones only)
        USAA TOUCHLINE    For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23409-0704                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 9 funds. The aggregate fees accrued or paid by the Registrant to its independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ended May 31, 2003 and 2004 were $140,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending May 31, 2003 and May 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:


                 Review of         Analysis                       Review of
                 Federal, State    of Passive                     US/UK Tax
                 and City Income   Foreign     Quarterly          Treaty and
                 and tax returns   Investment  Diversification    issues related
                 and excise tax    Company     Review under       to grantor
                 calculations      Status      Subchapter M       trust               TOTAL
---------------------------------------------------------------------------------------------
FYE 5/31/2003        $38,395           -0-          -0-                -0-           $38,395
FYE 5/31/2004        $39,700         $4,583       $5,400             $1,547          $51,230
---------------------------------------------------------------------------------------------
TOTAL                $78,095         $4,583       $5,400             $1,547          $89,625
---------------------------------------------------------------------------------------------

All tax services were preapproved by the Audit Committee of the Registrant.

(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended May 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - 5/31/2003
--------------------------------------------------------------------------------
DESCRIPTION OF SERVICE              AMOUNT PAID                PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                  $ 7,960                      IMCO
Governance Procedures

Review of Anti-Money                 $ 2,500                      IMCO
Laundering Procedures

As of Review                         $ 4,000                      SAS

Reporting and Oversight Review       $ 6,576                      IMCO
--------------------------------------------------------------------------------
TOTAL                                $21,036
--------------------------------------------------------------------------------

These services provided in the fiscal year ending May 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending May 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending May 31, 2003 and May 31, 2004 were $114,431 and $88,730, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.